Income Taxes (Details)		12 Months Ended
		Jun. 30, 2024 USD ($)	Jun. 30, 2024 AED (د.إ)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2024 AED (د.إ)	Jun. 30, 2024 SGD ($)
Income Taxes [Line Items]
Federal statutory income tax rate		21.00%	21.00%	21.00%	21.00%	21.00%
State effective tax		5.80%	5.80%	5.80%	5.80%	5.60%
Effective tax rate	[1]	(19.40%)	(19.40%)	(19.40%)	(21.40%)
Net operating loss carryforward		$ 41,600,000			$ 21,000,000
Percentage of future taxable income for unlimited years		80.00%	80.00%	80.00%
Deferred tax asset allowance, percentage		(7.40%)	(7.40%)	(7.40%)	(5.40%)	(26.60%)
Net deferred tax assets		$ 700,000			$ 600,000
Increased decreased in valuation allowance		$ 4,453,153			2,467,934
PRC [Member]
Income Taxes [Line Items]
Deferred tax asset allowance, percentage		100.00%	100.00%	100.00%
Net deferred tax assets		$ 19			0
Color Star Ohio [Member]
Income Taxes [Line Items]
Federal statutory income tax rate		21.00%	21.00%	21.00%
Effective tax rate		21.00%	21.00%	21.00%
Color Star Hainan [Member]
Income Taxes [Line Items]
Federal statutory income tax rate		25.00%	25.00%	25.00%
Effective tax rate		15.00%	15.00%	15.00%
Color Metaverse [Member]
Income Taxes [Line Items]
Effective tax rate		50.00%	50.00%	50.00%
Foreign statutory income tax rate		17.00%	17.00%	17.00%
Taxable income		$ 8,000		$ 10,000
Taxable income exempted from income tax		$ 100,000						$ 190,000
Color Star DMCC’s [Member]
Income Taxes [Line Items]
Federal statutory income tax rate		9.00%	9.00%	9.00%
Taxable income		$ 100,000	د.إ 375,000
Taxable income exempted from income tax		$ 100,000					د.إ 375,000
CACM [Member]
Income Taxes [Line Items]
Federal statutory income tax rate		21.00%	21.00%	21.00%
State effective tax		7.30%	7.30%	7.30%
Effective tax rate		26.80%	26.80%	26.80%
Net operating loss carryforward		$ 2,600,000			2,100,000
Deferred tax asset allowance, percentage		100.00%	100.00%	100.00%
Corporate income tax [Member] | Color Metaverse [Member]
Income Taxes [Line Items]
Effective tax rate		75.00%	75.00%	75.00%
DMCC [Member]
Income Taxes [Line Items]
Deferred tax asset allowance, percentage		100.00%	100.00%	100.00%
Maximum [Member]
Income Taxes [Line Items]
Increased decreased in valuation allowance					1,985,219	$ 9,248,767
Minimum [Member]
Income Taxes [Line Items]
Increased decreased in valuation allowance					2,467,934	$ 11,716,701
UNITED ARAB EMIRATES
Income Taxes [Line Items]
Net deferred tax assets		$ 3,700,000			1,900,000
Hong Kong [Member]
Income Taxes [Line Items]
Net operating loss carryforward		$ 77			$ 0

[1]	These items represent expenses incurred in Cayman and it is not deductible in U.S. federal and state tax returns.